Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Components of Basic and Diluted Earnings Per Share

Components of basic and diluted earnings (loss) per share were as follows for the year ended December 31, 2019, 2018, and 2017:

	2019	2018	2017
Net (loss) income attributable to the Company	$(3,582,332)	$1,691,983	$858,605
Weighted average outstanding ordinary shares-Basic	41,788,437	40,859,626	40,231,159
-dilutive effect of stock options- employees	-	669,317	92,010
-dilutive effect of stock options- nonemployees	-	36,637	10,477
Weighted average outstanding ordinary shares- Diluted	41,788,437	41,565,580	40,333,646
(Loss) earnings per share:
Basic	$(0.09)	$0.04	$0.02
Diluted	$(0.09)	$0.04	$0.02